Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restricted Net Assets [Line Items]
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits	10.00%
Maximum percentage of the registered capital where appropriation is not required	50.00%
Amount of restricted net assets of consolidated and unconsolidated subsidiaries	¥ 4,621,582	¥ 4,329,843
Statutory Reserves
Restricted Net Assets [Line Items]
Appropriations to statutory surplus fund and other reserve funds	¥ 496	¥ 1,067	¥ 773